Accounts receivable, net (Additional Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Number of customer	Dec. 31, 2020 USD ($) Number of customer	Dec. 31, 2019 Number of customer
Accounts Notes And Loans Receivable [Line Items]
Retainage provisions included in receivables | $	$ 11.6	$ 4.5
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Major Customer [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of customer	4	3
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	29.00%	32.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	23.00%	25.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Three [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	19.00%	14.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Four [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	18.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customer [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of customer	3	4	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	37.00%	21.00%	59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	20.00%	19.00%	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage	15.00%	10.00%	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Accounts Notes And Loans Receivable [Line Items]
Concentration Risk, Percentage		10.00%